FRANKLIN TEMPLETON AGGRESSIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	March 31, 2023

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.2%
DOMESTIC EQUITY - 77.4%
American Funds Insurance Series:
Growth Fund, Class 1A		506,491	$42,869,387
Washington Mutual Investors Fundsm, Class 1A		1,671,004	21,305,299
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		606,113	12,849,588
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class		410,384	14,925,653
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares		217,178	31,078,252
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio, Class I Shares		488,228	25,602,688	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,537,322	25,547,686
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		1,332,428	17,002,853	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		1,508,648	15,003,657
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		1,505,432	34,183,389
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		770,637	25,731,558
MFS® Research Series, Initial Class		593,126	17,165,063
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		941,358	22,300,776
Variable Insurance Products Fund II - VIP Contrafund® Portfolio, Initial Class		623,271	25,597,740	(c)

TOTAL DOMESTIC EQUITY			331,163,589

DOMESTIC FIXED INCOME - 12.4%
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		5,089,699	53,034,661

FOREIGN EQUITY - 8.4%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares		331,207	14,814,895
Variable Insurance Products Fund - VIP Emerging Markets Portfolio, Initial Class		2,050,984	21,043,096

TOTAL FOREIGN EQUITY			35,857,991

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $451,607,176)			420,056,241

RATE
SHORT-TERM INVESTMENTS - 2.4%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $10,213,858)	4.480%	10,213,858	10,213,858	(d)

TOTAL INVESTMENTS - 100.6% (Cost - $461,821,034)			430,270,099
Liabilities in Excess of Other Assets - (0.6)%			(2,436,197)

TOTAL NET ASSETS - 100.0%			$427,833,902

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

(d)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2023 Quarterly Report	1

FRANKLIN TEMPLETON MODERATELY AGGRESSIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	March 31, 2023

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.7%
DOMESTIC EQUITY - 61.7%
American Funds Insurance Series:
Growth Fund, Class 1A		997,884	$84,460,877
Washington Mutual Investors Fundsm, Class 1A		2,368,451	30,197,750
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		1,273,415	26,996,389
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class		1,108,478	40,315,342
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares		917,780	131,334,277
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio, Class I Shares		1,474,303	77,312,474	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		3,227,936	53,642,809
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		3,148,765	40,180,761	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		4,075,002	40,526,308
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		3,408,839	77,403,495
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		2,225,874	74,321,925
MFS® Research Series, Initial Class		1,867,247	54,038,144
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		1,977,182	46,839,438
Variable Insurance Products Fund II - VIP Contrafund® Portfolio, Initial Class		1,309,582	53,784,516	(c)

TOTAL DOMESTIC EQUITY			831,354,505

DOMESTIC FIXED INCOME - 25.6%
American Funds Insurance Series - The Bond Fund of America, Class 1A		4,532,785	43,605,390
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		12,875,147	134,159,032
Legg Mason Partners Variable Income Trust - Western Asset Core Plus VIT Portfolio, Class I Shares		8,055,238	40,195,637	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		3,228,311	40,147,275
MainStay VP PIMCO Real Return Portfolio, Initial Class		3,158,674	26,757,764
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio, Institutional Class		6,607,020	60,388,161

TOTAL DOMESTIC FIXED INCOME			345,253,259

FOREIGN EQUITY - 7.9%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares		1,490,117	66,652,911
Variable Insurance Products Fund - VIP Emerging Markets Portfolio, Initial Class		3,877,083	39,778,872

TOTAL FOREIGN EQUITY			106,431,783

FOREIGN FIXED INCOME - 4.5%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		3,597,340	27,159,921
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		3,442,045	33,422,254

TOTAL FOREIGN FIXED INCOME			60,582,175

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,458,965,734)			1,343,621,722

RATE
SHORT-TERM INVESTMENTS - 2.2%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $30,140,256)	4.480%	30,140,256	30,140,256	(d)

TOTAL INVESTMENTS - 101.9% (Cost - $1,489,105,990)			1,373,761,978
Liabilities in Excess of Other Assets - (1.9)%			(26,118,094)

TOTAL NET ASSETS - 100.0%			$1,347,643,884

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

(d)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

2	Franklin Templeton Model Portfolio Funds 2023 Quarterly Report

FRANKLIN TEMPLETON MODERATE MODEL PORTFOLIO

Schedules of investments (unaudited)	March 31, 2023

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.2%
DOMESTIC EQUITY - 47.5%
American Funds Insurance Series - Growth Fund, Class 1A		532,648	$45,083,336
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		1,062,026	22,514,942
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class		616,163	22,409,855
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares		570,891	81,694,517
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio, Class I Shares		962,012	50,447,918	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		2,019,196	33,555,600
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		2,624,620	33,492,247	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		2,264,408	22,519,763
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		2,471,374	56,116,744
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		1,518,831	50,713,774
MFS® Research Series, Initial Class		1,557,040	45,060,738
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		1,296,135	30,705,451
Variable Insurance Products Fund II - VIP Contrafund® Portfolio, Initial Class		955,679	39,249,726	(c)

TOTAL DOMESTIC EQUITY			533,564,611

DOMESTIC FIXED INCOME - 42.2%
American Funds Insurance Series - The Bond Fund of America, Class 1A		11,301,019	108,715,808
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		13,371,917	139,335,380
Legg Mason Partners Variable Income Trust - Western Asset Core Plus VIT Portfolio, Class I Shares		11,158,661	55,681,716	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		3,576,818	44,481,312
MainStay VP MacKay Convertible Portfolio, Initial Class		1,589,405	22,370,878
MainStay VP PIMCO Real Return Portfolio, Initial Class		3,936,663	33,348,256
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio, Institutional Class		7,626,699	69,708,029

TOTAL DOMESTIC FIXED INCOME			473,641,379

FOREIGN FIXED INCOME - 5.0%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		2,987,910	22,558,722
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		3,432,431	33,328,902

TOTAL FOREIGN FIXED INCOME			55,887,624

FOREIGN EQUITY - 3.5%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares		870,357	38,931,083

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,195,807,793)			1,102,024,697

RATE
SHORT-TERM INVESTMENTS - 2.4%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $27,518,169)	4.480%	27,518,169	27,518,169	(d)

TOTAL INVESTMENTS - 100.6% (Cost - $1,223,325,962)			1,129,542,866
Liabilities in Excess of Other Assets - (0.6)%			(7,229,834)

TOTAL NET ASSETS - 100.0%			$1,122,313,032

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

(d)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2023 Quarterly Report	3

FRANKLIN TEMPLETON MODERATELY CONSERVATIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	March 31, 2023

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.4%
DOMESTIC FIXED INCOME - 52.3%
American Funds Insurance Series - The Bond Fund of America, Class 1A		5,403,091	$51,977,732
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		4,795,154	49,965,508
Legg Mason Partners Variable Income Trust - Western Asset Core Plus VIT Portfolio, Class I Shares		4,800,837	23,956,175	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		2,244,456	27,912,050
MainStay VP MacKay Convertible Portfolio, Initial Class		569,936	8,021,856
MainStay VP PIMCO Real Return Portfolio, Initial Class		2,352,619	19,929,507
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio, Institutional Class		3,062,276	27,989,206

TOTAL DOMESTIC FIXED INCOME			209,752,034

DOMESTIC EQUITY - 31.4%
American Funds Insurance Series - Growth Fund, Class 1A		95,503	8,083,334
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares		169,469	24,251,022
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio, Class I Shares		229,959	12,059,027	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		724,121	12,033,661
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		941,080	12,008,935	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		812,540	8,080,797
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		443,402	10,068,193
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		484,177	16,166,684
MFS® Research Series, Initial Class		489,052	14,153,178
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		380,286	9,008,974

TOTAL DOMESTIC EQUITY			125,913,805

FOREIGN FIXED INCOME - 10.0%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		1,607,591	12,137,312
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		2,871,750	27,884,691

TOTAL FOREIGN FIXED INCOME			40,022,003

FOREIGN EQUITY - 4.7%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares		423,523	18,944,186

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $429,932,296)			394,632,028

RATE
SHORT-TERM INVESTMENTS - 1.5%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $6,114,108)	4.480%	6,114,108	6,114,108	(c)

TOTAL INVESTMENTS - 99.9% (Cost - $436,046,404)			400,746,136
Other Assets in Excess of Liabilities - 0.1%			594,499

TOTAL NET ASSETS - 100.0%			$401,340,635

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

4	Franklin Templeton Model Portfolio Funds 2023 Quarterly Report

FRANKLIN TEMPLETON CONSERVATIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	March 31, 2023

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.0%
DOMESTIC FIXED INCOME - 66.1%
American Funds Insurance Series - The Bond Fund of America, Class 1A		2,467,647	$23,738,765
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		2,356,583	24,555,595
Legg Mason Partners Variable Income Trust - Western Asset Core Plus VIT Portfolio, Class I Shares		1,966,649	9,813,580	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		1,772,977	22,048,741
MainStay VP MacKay Convertible Portfolio, Initial Class		233,387	3,284,919
MainStay VP PIMCO Real Return Portfolio, Initial Class		1,156,506	9,796,995
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio, Institutional Class		1,702,313	15,559,137

TOTAL DOMESTIC FIXED INCOME			108,797,732

DOMESTIC EQUITY - 16.0%
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares		69,372	9,927,112
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		296,556	4,928,246
MainStay VP Small Cap Growth Portfolio, Initial Class		332,586	3,307,600
MFS Variable Insurance Portfolios - MFS® Research Series, Initial Class		171,612	4,966,458
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		138,414	3,279,034

TOTAL DOMESTIC EQUITY			26,408,450

FOREIGN FIXED INCOME - 15.9%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		877,862	6,627,857
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		2,016,328	19,578,550

TOTAL FOREIGN FIXED INCOME			26,206,407

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $179,130,323)			161,412,589

RATE
SHORT-TERM INVESTMENTS - 1.5%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $2,514,322)	4.480%	2,514,322	2,514,322	(b)

TOTAL INVESTMENTS - 99.5% (Cost - $181,644,645)			163,926,911
Other Assets in Excess of Liabilities - 0.5%			825,139

TOTAL NET ASSETS - 100.0%			$164,752,050

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2023 Quarterly Report	5

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Templeton Aggressive Model Portfolio (“Aggressive Model Portfolio”), Franklin Templeton Moderately Aggressive Model Portfolio (“Moderately Aggressive Model Portfolio”), Franklin Templeton Moderate Model Portfolio (“Moderate Model Portfolio”), Franklin Templeton Moderately Conservative Model Portfolio (“Moderately Conservative Model Portfolio”) and Franklin Templeton Conservative Model Portfolio (“Conservative Model Portfolio”) (collectively, the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (“Underlying Funds”). The Underlying Funds include funds managed by investment advisers that are not affiliated with Franklin Resources, Inc. (“Franklin Resources”) and funds managed by Franklin Resources affiliated investment advisers. Shares of the Portfolios are offered to variable annuity and variable life insurance separate accounts established by NYLIAC.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies issued by NYLIAC through their separate accounts.

The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

6

Notes to Schedules of Investments (unaudited) (cont’d)

proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Aggressive Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$160,325,665	$170,837,924	—	$331,163,589
Other Investments in Underlying Funds	88,892,652	—	—	88,892,652

Total Long-Term Investments	249,218,317	170,837,924	—	420,056,241

Short-Term Investments†	10,213,858	—	—	10,213,858

Total Investments	$259,432,175	$170,837,924	—	$430,270,099

†	See Schedule of Investments for additional detailed categorizations.

Moderately Aggressive Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$464,627,163	$366,727,342	—	$831,354,505
Domestic Fixed Income	278,348,220	66,905,039	—	345,253,259
Other Investments in Underlying Funds	167,013,958	—	—	167,013,958

Total Long-Term Investments	909,989,341	433,632,381	—	1,343,621,722

Short-Term Investments†	30,140,256	—	—	30,140,256

Total Investments	$940,129,597	$433,632,381	—	$1,373,761,978

†	See Schedule of Investments for additional detailed categorizations.

7

Notes to Schedules of Investments (unaudited) (cont’d)

Moderate Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$320,387,066	$213,177,545	—	$533,564,611
Domestic Fixed Income	373,440,933	100,200,446	—	473,641,379
Other Investments in Underlying Funds	94,818,707	—	—	94,818,707

Total Long-Term Investments	788,646,706	313,377,991	—	1,102,024,697

Short-Term Investments†	27,518,169	—	—	27,518,169

Total Investments	$816,164,875	$313,377,991	—	$1,129,542,866

†	See Schedule of Investments for additional detailed categorizations.

Moderately Conservative Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$75,638,885	$50,274,920	—	$125,913,805
Domestic Fixed Income	153,888,621	55,863,413	—	209,752,034
Other Investments in Underlying Funds	58,966,189	—	—	58,966,189

Total Long-Term Investments	288,493,695	106,138,333	—	394,632,028

Short-Term Investments†	6,114,108	—	—	6,114,108

Total Investments	$294,607,803	$106,138,333	—	$400,746,136

†	See Schedule of Investments for additional detailed categorizations.

Conservative Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Foreign Fixed Income	$26,206,407	—	—	$26,206,407
Domestic Equity	18,172,604	$8,235,846	—	26,408,450
Domestic Fixed Income	73,667,077	35,130,655	—	108,797,732

Total Long-Term Investments	118,046,088	43,366,501	—	161,412,589

Short-Term Investments†	2,514,322	—	—	2,514,322

Total Investments	$120,560,410	$43,366,501	—	$163,926,911

†	See Schedule of Investments for additional detailed categorizations.

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Notes to Schedules of Investments (unaudited) (cont’d)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2023. The following transactions were effected in such Underlying Funds for the period ended March 31, 2023.

Aggressive Model Portfolio	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
		Cost	Shares	Proceeds	Shares

ClearBridge Variable Appreciation Portfolio, Class I Shares	$22,065,907	$2,550,000	49,455	—	—	—	—	—	$986,781	$25,602,688

Moderately Aggressive Model Portfolio	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
		Cost	Shares	Proceeds	Shares

ClearBridge Variable Appreciation Portfolio, Class I Shares	$69,165,103	$5,095,000	98,978	—	—	—	—	—	$3,052,371	$77,312,474
Western Asset Core Plus VIT Portfolio, Class I Shares	36,252,748	2,675,000	533,921	—	—	—	—	—	1,267,889	40,195,637

	$105,417,851	$7,770,000		—		—	—	—	$4,320,260	$117,508,111

Moderate Model Portfolio	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
		Cost	Shares	Proceeds	Shares

ClearBridge Variable Appreciation Portfolio, Class I Shares	$45,447,191	$3,045,000	58,310	—	—	—	—	—	$1,955,727	$50,447,918
Western Asset Core Plus VIT Portfolio, Class I Shares	49,757,563	4,145,000	835,515	—	—	—	—	—	1,779,153	55,681,716

	$95,204,754	$7,190,000		—		—	—	—	$3,734,880	$106,129,634

Moderately Conservative Model Portfolio	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
		Cost	Shares	Proceeds	Shares

ClearBridge Variable Appreciation Portfolio, Class I Shares	$11,200,877	$375,000	7,233	—	—	—	—	—	$483,150	$12,059,027
Western Asset Core Plus VIT Portfolio, Class I Shares	21,777,870	1,410,000	282,607	—	—	—	—	—	768,305	23,956,175

	$32,978,747	$1,785,000		—		—	—	—	$1,251,455	$36,015,202

Conservative Model Portfolio	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
		Cost	Shares	Proceeds	Shares

Western Asset Core Plus VIT Portfolio, Class I Shares	$9,618,015	$10,000	2,004	$155,000	30,794	$(4,202)	—	—	$344,767	$9,813,580

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